Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Financial assets
Securities	$ 121,547	$ 101,664
Cash collateral on securities borrowed	5,279	5,488
Securities purchased under resale agreements	48,806	43,450
Loans
Residential mortgages	207,396	207,749
Credit card	12,645	12,673
Business and government	121,815	109,555
Derivative instruments	22,103	21,431
Customers' liability under acceptances	9,727	10,265
Deposits
Bank	14,795	14,380
Secured borrowings	37,097	42,607
Derivative instruments	22,839	20,973
Obligations related to securities sold short	14,188	13,782
Obligations related to securities sold under repurchase agreements	49,508	30,840
Subordinated indebtedness	4,171	4,080
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	14,013	17,637
Securities	17,019	12,876
Cash collateral on securities borrowed	5,279	5,488
Securities purchased under resale agreements	44,810	40,128
Loans
Residential mortgages	207,159	207,523
Personal	42,609	42,577
Credit card	12,215	12,255
Business and government	101,051	92,605
Customers' liability under acceptances	9,727	10,265
Other assets	12,377	10,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	394	54
Securities	62,564	52,394
Securities purchased under resale agreements	3,996	3,322
Loans
Residential mortgages	17	12
Business and government	20,167	16,424
Derivative instruments	22,103	21,431
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	297	184
Financial assets at fair value through OCI [member]
Financial assets
Securities	41,667	36,210
Carrying value [member]
Financial assets
Cash and deposits with banks	14,407	17,691
Securities	121,547	101,664
Cash collateral on securities borrowed	5,279	5,488
Securities purchased under resale agreements	48,806	43,450
Loans
Residential mortgages	207,176	207,535
Personal	42,609	42,577
Credit card	12,215	12,255
Business and government	121,218	109,029
Derivative instruments	22,103	21,431
Customers' liability under acceptances	9,727	10,265
Other assets	12,377	10,230
Financial liabilities at amortised cost [member]
Deposits
Personal	173,119	163,113
Business and government	243,219	233,174
Bank	14,795	14,380
Secured borrowings	36,949	42,481
Acceptances	9,745	10,296
Cash collateral on securities lent	1,888	2,731
Obligations related to securities sold under repurchase agreements	49,508	30,840
Other liabilities	12,637	13,030
Subordinated indebtedness	4,171	4,080
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	22,839	20,973
Obligations related to securities sold short	14,188	13,782
Other liabilities	99	95
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	1,543	766
Business and government	7,767	6,975
Secured borrowings	148	126
Other liabilities	3	17
Carrying value [member]
Deposits
Personal	174,662	163,879
Business and government	250,986	240,149
Bank	14,795	14,380
Secured borrowings	37,097	42,607
Derivative instruments	22,839	20,973
Acceptances	9,745	10,296
Obligations related to securities sold short	14,188	13,782
Cash collateral on securities lent	1,888	2,731
Obligations related to securities sold under repurchase agreements	49,508	30,840
Other liabilities	12,739	13,142
Subordinated indebtedness	4,171	4,080
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	14,407	17,691
Securities	121,516	101,507
Cash collateral on securities borrowed	5,279	5,488
Securities purchased under resale agreements	48,806	43,450
Loans
Residential mortgages	207,218	205,868
Personal	42,626	42,559
Credit card	12,215	12,255
Business and government	121,294	108,917
Derivative instruments	22,103	21,431
Customers' liability under acceptances	9,727	10,265
Other assets	12,377	10,230
Financial assets fair value over (under) carrying value [member]
Financial assets
Cash and deposits with banks		0
Securities	(31)	(157)
Loans
Residential mortgages	42	(1,667)
Personal	17	(18)
Business and government	76	(112)
Financial liabilities at fair value [member]
Deposits
Personal	174,606	163,642
Business and government	251,383	240,374
Bank	14,795	14,380
Secured borrowings	37,433	42,868
Derivative instruments	22,839	20,973
Acceptances	9,745	10,296
Obligations related to securities sold short	14,188	13,782
Cash collateral on securities lent	1,888	2,731
Obligations related to securities sold under repurchase agreements	49,508	30,840
Other liabilities	12,739	13,142
Subordinated indebtedness	4,434	4,340
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(56)	(237)
Business and government	397	225
Secured borrowings	336	261
Subordinated indebtedness	$ 263	$ 260